Financial Instruments - Summary of Contingent Payment (Details) - Sunrise Oil Sands Partnership $ in Millions	12 Months Ended
Dec. 31, 2024 CAD ($)
Disclosure of contingent liabilities in business combination [line items]
Contingent Payments, Beginning of Year	$ 164
Liabilities Settled or Payable	(194)
Re-measurement	30
Contingent Payments, End of Year	$ 0